Supplement dated March 9, 2021, to the following prospectuses, each as may have been previously amended or supplemented:

American Beacon AHL Managed Futures Strategy Fund

American Beacon AHL TargetRisk Fund

American Beacon Bahl & Gaynor Small Cap Growth Fund

American Beacon Bridgeway Large Cap Growth Fund

American Beacon Bridgeway Large Cap Value Fund

American Beacon Stephens Mid-Cap Growth Fund

American Beacon Stephens Small Cap Growth Fund

Prospectuses dated April 29, 2020

American Beacon Frontier Markets Income Fund

Prospectus dated May 29, 2020

American Beacon ARK Transformational Innovation Fund

American Beacon TwentyFour Short Term Bond Fund

American Beacon TwentyFour Strategic Income Fund

Prospectuses dated October 28, 2020

American Beacon AHL TargetRisk Core Fund

Prospectus dated December 16, 2020

American Beacon Sound Point Floating Rate Income Fund

American Beacon SiM High Yield Opportunities Fund

American Beacon The London Company Income Equity Fund

American Beacon Zebra Small Cap Equity Fund

Prospectuses dated December 29, 2020

American Beacon Continuous Capital Emerging Markets Fund

Prospectus dated February 1, 2021

Effective immediately, the following changes are made to each Prospectus:

A.	The following is added to the end of the section titled “Appendix A - Intermediary Sales Charge Discounts and Waivers”:

Appendix A: Wells Fargo

Effective June 30, 2020, C Class shares will convert automatically into A Class shares on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Fund or the financial intermediary through which a shareholder purchased C Class shares has records verifying that the C Class shares have been held for at least eight years. The first conversion of C Class to A Class shares under this new policy would take place on July 25, 2020 for all C Class shares that were held for more than eight years as of June 30, 2020.

B.	The title of the section “Appendix A – Intermediary Sales Charge Discounts and Waivers,” and all references to this title in each Prospectus, are replaced with “Appendix A – Intermediary Sales Charge Discounts and Waivers and Other Information.”

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